Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended				7 Months Ended		9 Months Ended		10 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2023		Sep. 30, 2024		Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
Defined Benefit Plan Disclosure [Line Items]
SAFE notes issuance costs, related party amount			$ 29,655		$ 466,302	[1]			$ 466,302
General and administrative expenses, related party amount	8,980,965	[2]	778,455	[2]	1,902,653	[2]	11,483,389	[2]	2,675,698
Other transaction costs, related party amount			35,690		452,519	[3]		[3]	450,113
Interest expense including related party amount	8,558				7,111	[4]	10,637	[4]	7,828
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SAFE notes issuance costs, related party amount									435,000
Related Party [Member] | Stardust Power Inc And Subsidiary [Member]
Defined Benefit Plan Disclosure [Line Items]
SAFE notes issuance costs, related party amount					435,000				435,000
General and administrative expenses, related party amount			$ 147,497		771,935				797,019
Other transaction costs, related party amount					100,000				100,000
Interest expense including related party amount					$ 7,111				$ 7,111

[1]	Includes related party amounts of $Nil and $435,000 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.
[2]	Includes related party amounts of $Nil and $147,497 for the three months ended September 30, 2024 and 2023, respectively and $Nil and $771,935 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.
[3]	Includes related party amounts of $Nil and $100,000 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.
[4]	Includes related party amounts of $Nil and $7,111 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.